Schedule II - Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost: $202,437 in 2019; $122,949 in 2018)	$ 208,061	$ 122,220			$ 101,913
Equity securities at fair value	22,368	25,171			23,586
Total investments	230,429	147,391			125,499
Cash and cash equivalents	14,405	9,525			10,780
Accrued investment income	1,310	734			788
Total assets	349,428	231,134			188,355
Liabilities
Total liabilities	149,792	134,842			109,941
Shareholder's equity
Common stock, $0.0001 par value, 500,000,000 shares authorized, 17,000,000 shares issued and outstanding at December 31, 2018 and 2017, respectively	2	2			2
Additional paid in capital	179,189	68,498			68,498
Accumulated other comprehensive (loss) income	4,922	(563)		$ 3,200	2,993
Retained earnings	15,523	28,355		$ 3,200	6,921
Total shareholder's equity	199,636	96,292	$ 89,951		78,414	$ 73,109	$ 65,020
Total liabilities and shareholder's equity	349,428	231,134			188,355
Fixed maturity securities available for sale, amortized cost	202,437	122,949			102,301
Equity securities, cost	$ 21,563	$ 27,188			$ 19,569
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000			500,000,000
Common stock, shares issued	23,468,750	17,000,000			17,000,000	17,000,000	17,000,000
Common stock, shares outstanding	23,468,750	17,000,000			17,000,000
Palomar Holdings, Inc.
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost: $202,437 in 2019; $122,949 in 2018)		$ 11,581
Equity securities at fair value		1,658
Total investments		13,239
Cash and cash equivalents		540
Accrued investment income		67
Investment in subsidiaries		82,446			$ 78,414
Total assets		96,292			78,414
Shareholder's equity
Common stock, $0.0001 par value, 500,000,000 shares authorized, 17,000,000 shares issued and outstanding at December 31, 2018 and 2017, respectively		2
Additional paid in capital		68,498			68,500
Accumulated other comprehensive (loss) income		(563)			2,993
Retained earnings		28,355			6,921
Total shareholder's equity		96,292			78,414
Total liabilities and shareholder's equity		96,292			$ 78,414
Fixed maturity securities available for sale, amortized cost		11,668
Equity securities, cost		$ 1,656
Common stock, par value		$ 0.0001			$ 0.0001
Common stock, shares authorized		500,000,000			500,000,000
Common stock, shares issued		17,000,000			17,000,000
Common stock, shares outstanding		17,000,000			17,000,000